Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Plan Management has performed its evaluation of subsequent events through the date of issuance of these financial statements and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.